SAFE Notes (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
SAFE Notes
Aggregate amount			$ 8,190,000	$ 1,500,000
Proceeds from SAFE notes			8,580,000
SAFE note subscription receivable			500,000
Subscription receivable			110,000
Cash proceeds from issuance of SAFE notes			1,000,000
Proceeds from issuance of SAFE Notes	$ 2,862,839	$ 3,990,000
Cash received from subscription of SAFE Notes	$ 110,000	$ 500,000
SAFE Notes
SAFE Notes
Proceeds from SAFE notes			8,080,000
Estimated fair value of SAFE Notes			$ 15,224,665